Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 05, 2021
Schedule of Intangible Assets [Abstract]
Intangible Assets, Amount	$ 9,000	$ 47
Total, Life	60 months	60 months
Other Intangible Assets [Member]
Schedule of Intangible Assets [Abstract]
Intangible Assets, Amount	$ 9,000	$ 47
Total, Life	60 months	60 months